Condensed Financial Information of PYXIS TANKERS INC. (Parent Company Only) - Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Mar. 23, 2015	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 783	$ 4,122		$ 647	$ 2,200
Prepayments and other assets	404	725
Total current assets	4,184	6,028
NON-CURRENT ASSETS:
Restricted cash	4,857	4,357
Total assets	130,740	141,722
CURRENT LIABILITIES:
Accounts payable	3,115	1,103
Due to related parties	1,953	121
Accrued and other liabilities	574	752
Total current liabilities	12,870	11,200
NON-CURRENT LIABILITIES:
Promissory note	2,500	2,500
Total non-current liabilities	69,117	75,956
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS’ EQUITY:
Preferred stock ($0.001 par value; 50,000,000 shares authorized; none issued)
Common stock ($0.001 par value; 450,000,000 shares authorized; 18,244,671 and 18,277,893 shares issued and outstanding at December 31, 2015 and 2016, respectively)	18	18
Additional paid-in capital	70,123	70,123
Accumulated deficit	(21,388)	(15,575)
Total stockholders’ equity	48,753	54,566		$ 53,901	$ 54,320
Total liabilities and stockholders’ equity	130,740	141,722
Parent Company [Member]
CURRENT ASSETS:
Cash and cash equivalents		1,967
Prepayments and other assets		2
Total current assets		1,969
NON-CURRENT ASSETS:
Restricted cash	131	2,607
Investment in subsidiaries	52,131	57,778
Total non-current assets	52,262	60,385
Total assets	52,262	62,354
CURRENT LIABILITIES:
Accounts payable	105	226
Due to related parties	822	4,909
Accrued and other liabilities	82	153
Total current liabilities	1,009	5,288
NON-CURRENT LIABILITIES:
Promissory note	2,500	2,500
Total non-current liabilities	2,500	2,500
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS’ EQUITY:
Preferred stock ($0.001 par value; 50,000,000 shares authorized; none issued)
Common stock ($0.001 par value; 450,000,000 shares authorized; 18,244,671 and 18,277,893 shares issued and outstanding at December 31, 2015 and 2016, respectively)	18	18
Additional paid-in capital	70,123	70,123
Accumulated deficit	(21,388)	(15,575)
Total stockholders’ equity	48,753	54,566	$ 52,653
Total liabilities and stockholders’ equity	$ 52,262	$ 62,354